Impairment of long-term assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Impairment Of Noncurrent Assets [Text Block]
Based on impairment tests conducted by the Group, the following (recoveries) losses for impairment of long term assets for the years ended December 31, 2017, 2016 and 2015 are presented:

Expense (recovery of) impairment by segment	2017	2016	2015
Production and exploration	(183,718)	196,448	4,504,495
Refining and Petrochemicals	(1,067,965)	773,361	3,278,993
Transport and Logistics	(59,455)	(41,062)	81,387
	(1,311,138)	928,747	7,864,875

Recognized in:
Property, plant and equipment (Note 15)	(977,919)	561,738	4,144,754
Natural resources (Note 16)	(376,934)	239,151	2,865,076
Investment in joint ventures and associates (Note 14)	15,059	127,858	588,144
Other non-current assets	28,656	-	-
Goodwill	-	-	266,901
	(1,311,138)	928,747	7,864,875

Disclosure of detailed information about impairment losses of assets of refining and petrochemicals segment [Text Block]
The Cash Generating Units with an expense for (recovery of) impairment in the Refining and Petrochemical segment for the years ended December 31 of 2017, 2016 and 2015 include:

2017

Cash generating units	Carrying amount	Recoverable amount	(Recovery) expense for impairment
Refinería de Cartagena	20,578,412	22,012,710	(1,434,298)
Refinería de Barrancabermeja (projects)	1,172,773	898,786	273,987
Bioenergy	757,741	665,395	92,346
	22,508,926	23,576,891	(1,067,965)

2016

Cash generating units	Carrying amount	Recoverable amount	Expenses for impairment
Refinería de Cartagena	21,672,367	21,206,515	465,852
Bioenergy	925,955	618,446	307,509
	22,598,322	21,824,961	773,361

2015

Cash generating units	Carrying amount	Recoverable amount	Expenses for impairment
Refinería de Cartagena	26,561,335	23,335,096	3,226,240
Bioenergy	642,139	589,386	52,753
	27,203,474	23,924,482	3,278,993

Investments accounted for using equity method [member]
Disclosure Of Detailed Informations About Impairment Losses Reversals Of Assets [Text Block]
As a result, Ecopetrol recognized an expense for (recovery of) impairment in the value of its investments in companies as of December 31, as follows:

	2017	2016	2015
Equion Energy Limited	42,744	81,155	172,528
Offshore International Group	(37,589)	46,703	415,616
Total	5,155	127,858	588,144

Explorations And Productions Segments [Member]
Disclosure Of Detailed Informations About Impairment Losses Reversals Of Assets Of Exploration And Production Segment [Text Block]
The breakdown of the expenses for (recovery of) impairment of fields for the years ended December 31, 2017, 2016 and 2015 includes:

2017

Cash generating units	Carrying amount	Recoverable amount	Expense for (recovery of) impairment
Oil fields in Colombia
Expense	2,172,747	1,588,207	584,540
Recovery	13,229,212	23,906,828	(298,210)
Fields operated abroad
Recovery	748,510	1,324,010	(475,203)
			(188,873)

2016

Cash generating units	Carrying amount	Recoverable amount	Expense for (recovery of) impairment
Oil fields in Colombia
Expense	5,258,265	4,902,943	1,117,020
Recovery	17,502,391	36,704,807	(1,090,434)
Fields operated abroad
Expense	688,895	647,272	42,004
			68,590

2015

Cash generating units	Carrying amount	Recoverable amount	Expense for (recovery of) impairment
Oil fields in Colombia	10,323,500	7,645,665	2,430,923
Fields operated abroad	1,242,979	24,451	1,218,528
			3,649,451

Exploration and production [Member]
Disclosure Of Detailed Informations About Impairment Losses Reversals Of Assets [Text Block]
The expenses for (recovery of) asset impairment of the Exploration and Production segment for the years ended December 31 of 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Oilfields	(188,873)	68,590	3,649,451
Investment in joint ventures and associates (Note 14)	5,155	127,858	588,144
Goodwill	-	-	266,900
	(183,718)	196,448	4,504,495